Cash Flow Information - Summary of Cash Used in Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Cash Flow Information [Abstract]
Net loss before income tax	¥ (795,018)		$ (114,152)	¥ (1,305,127)	¥ (779,225)
Adjustments for:
Interest for lease liabilities	144			44	42
-Investment and interest income from investments at fair value through profit and loss and wealth management products	(140)			(436)	(672)
-Investment income from wealth management products	(9,392)
-Amortization of intangible assets	60			43	7
-Depreciation of property, plant and equipment	4,861			3,130	955
-Depreciation of rights-of-use assets	2,019			909	481
Net impairment losses	32,805	[1]	4,710
-Share-based compensation expenses	45,598			57,863	25,190
-Net foreign exchange differences	(9,629)			3,309	6,772
-Fair value changes of financial instruments with preferred rights				674,269	579,286
-Issuance cost of financial instruments with preferred rights					2,851
-Loss on disposal of property, plant and equipment	4			250
Changes in working capital
-Other receivables and prepayments	23,084			(16,116)	(9,350)
-Other non-current assets	17,052			(8,206)	(3,906)
-Other payables and accruals	6,315			(11,459)	8,558
-Trade payables	2,572			56,601	1,850
Net cash used in operations	¥ (679,665)		$ (97,588)	¥ (544,926)	¥ (167,161)

[1]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.